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ALL AMERICAN EQUITY FUND                               [Graphic:  USGI Logo]
                                                    a U.S. Global Investors Fund

LARGE CAP BLEND

About the Portfolio Manager
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Portfolio  manager  Bin Shi, C.F.A.,  (Chartered  Financial  Analyst),  has been managing the All American Equity Fund since 1995. Mr. Shi is an honors graduate in international finance and trade from the prestigious Fudan University in Shanghai. Mr. Shi was a Ph.D. student at Tulane University in New Orleans, Louisiana, where he received his M.B.A.

Investment Profile
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The Fund's  objective is to outperform  the stock market  average by maintaining diversification similar to the S&P 500 while having the flexibility to seek out promising individual stock opportunities. The Fund's risk profile is similar to a portfolio that is primarily invested in large cap stocks with a minor component of pure growth potential.


SECTORS %
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Pharmaceutical                          10.09%

Phone Comm                               6.53%

Prepackaged Software                     4.70%

Beverages                                4.42%

Petroleum Refining                       3.75%

Banks                                    3.71%

Electric Housewares                      3.70%

Insurance                                3.62%

Electronic Computers                     3.31%

Federal Credit Agency                    2.99%


FUND PROFILE

For Portfolio
Management
Commentary
call our portfolio
direct hotline at
1-800-873-8637
option 6


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EQUITY PORTFOLIO HIGHLIGHTS                 (QUARTER ENDED JUNE 30, 1998)
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TOTAL RETURNS
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Year To Date                            18.12%

1 Year (annualized)                     27.27%

5 Year (annualized)                     19.66%

10 Year (annualized)                    12.95%

Total Assets:                          $34.458 million

Expense Ratio: as of Dec. 31, 1997       1.00%

Turnover Rate: as of Dec. 31, 1997      15%

CUSIP:                                  911476604

Ticker Symbol:                          GBTFX

Inception Date:                         3/4/81


TOP TEN HOLDINGS
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General Electric                        3.26%

Microsoft                               3.11%

Coca Cola                               2.85%

Fannie Mae                              2.18%

Merk & Co.                              2.05%

Pfizer, Inc.                            1.89%

American International Group            1.72%

Johnson & Johnson                       1.70%

IBM                                     1.65%

SBC Communication                       1.64%


Must be accompanied or preceded by a prospectus. Past performance is no guarantee of future results. Please read the prospectus carefully before investing. Investment returns and principal value will vary, and you may have a gain or loss when you sell shares. Call 1-800-US-FUNDS to receive additional information. The Fund's portfolio will change. There can be no guarantee that the Fund will continue to hold these securities in the future.